FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - Beginning	$ 2,626,323	$ 0
Balance - Ending	1,930,440	2,626,323
Fair Value, Output, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - Beginning	2,626,323	0
Contingent consideration from 2014 acquisitions		4,437,685
Change in fair value	(695,883)	(1,811,362)
Balance - Ending	$ 1,930,440	$ 2,626,323